Dividends (Tables)	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Dividends to Shareholders

	2019			2018			2017
	Pence per share	Cash dividend paid £m	Scrip dividend £m	Pence per share	Cash dividend paid £m	Scrip dividend £m	Pence per share	Cash dividend paid £m	Scrip dividend £m
Interim dividend in respect of the current year	16.08	450	94	15.49	346	176	15.17	540	32
Special dividend	—	—	—	84.375	3,171	—	—	—	—
Final dividend in respect of the prior year	30.44	710	319	29.10	970	33	28.34	923	151
	46.52	1,160	413	128.965	4,487	209	43.51	1,463	183